Operating Revenues (Tables)	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table compares our operating revenues by the source of revenue stream for the three and six months ended June 30, 2023 and 2022:

	Three months ended June 30, (in thousands)		Six months ended June 30, 2023 (in thousands)
	2022	2023	2022	2023
Operating revenues:
Time charters	$57,014	$78,319	$112,522	$154,711
Voyage charters	48,861	43,801	93,749	84,019
Voyage charters from Luna Pool collaborative arrangement	6,653	155	12,530	7,355
Operating revenues from Unigas Pool	11,389	13,060	24,893	25,252
Total operating revenues	$123,917	$135,335	$243,694	$271,337

Schedules of Cash Flows for Committed Time Charter Revenues	The estimated undiscounted cash flows for committed time charter revenues expected to be received on an annual basis for ongoing time charters, as of June 30, 2023 is as follows:

(in thousands)
Within 1 year:	$197,401
2 years:	$65,629
3 years:	$60,709
4 years:	$15,735
5 years:	$3,262